Reconciliation of Financial Statements to Form 5500 - Reconciliation of Benefits Paid to Participants (Details) - EBP 004 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Benefits paid directly to participants	$ (1,163,112)
Add: Benefits payable to participants at December 31, 2025	(1,031)	$ (2,133)
Less: Benefits payable to participants at December 31, 2024	2,133
Total benefits paid to participants per the Form 5500	$ (1,162,010)